RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 11, 2018	Apr. 02, 2018	Mar. 20, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Big Token, Inc. [Member]
Related Party Transaction [Line Items]
Due to Parent Entity				$ 2,456,940	$ 4,141,732	$ 222,554
Erin DeRuggiero [Member]
Related Party Transaction [Line Items]
Amount paid to related party			$ 5,200,000
Erin DeRuggiero [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Shares repurchased			514,000
Kristoffer Nelson, Chief Operating Officer [Member] | Common Stock Purchase Warrant [Member]
Related Party Transaction [Line Items]
Options granted		100,000
Price per share		$ 5.78
Vesting term		3 years
Expected term		3 years
Joseph P. Hannan, Chief Financial Officer [Member] | Common Stock Purchase Warrant [Member]
Related Party Transaction [Line Items]
Options granted	250,000
Price per share	$ 4.20
Vesting term	3 years
Expected term	3 years
Mr. Hannan's, Chief Financial Officer [Member] | Common Stock Purchase Warrant [Member]
Related Party Transaction [Line Items]
Option Expired				234,375